Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$566,455.17

Principal:
Principal Collections	$9,116,371.34
Prepayments in Full	$3,913,718.10
Liquidation Proceeds	$159,365.86
Recoveries	$114,581.93
Sub Total	$13,304,037.23
Collections	$13,870,492.40

Purchase Amounts:
Purchase Amounts Related to Principal	$324,613.89
Purchase Amounts Related to Interest	$1,488.63
Sub Total	$326,102.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,196,594.92

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,196,594.92
Servicing Fee	$140,436.45	$140,436.45	$0.00	$0.00	$14,056,158.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,056,158.47
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,056,158.47
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,056,158.47
Interest - Class A-4 Notes	$75,562.49	$75,562.49	$0.00	$0.00	$13,980,595.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,980,595.98
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$13,894,214.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,894,214.81
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$13,831,405.06
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,831,405.06
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$13,750,682.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,750,682.06
Regular Principal Payment	$12,144,378.64	$12,144,378.64	$0.00	$0.00	$1,606,303.42
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,606,303.42
Residuel Released to Depositor	$0.00	$1,606,303.42	$0.00	$0.00	$0.00
Total		$14,196,594.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,144,378.64
Total					$12,144,378.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,144,378.64	$62.98	$75,562.49	$0.39	$12,219,941.13	$63.37
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$12,144,378.64	$8.75	$305,476.41	$0.22	$12,449,855.05	$8.97

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$57,389,230.08	0.2976002	$45,244,851.44	0.2346238
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$152,619,230.08	0.1099744	$140,474,851.44	0.1012234

Pool Information
Weighted Average APR	4.217%	4.221%
Weighted Average Remaining Term	21.21	20.43
Number of Receivables Outstanding	20,534	19,753
Pool Balance	$168,523,745.74	$154,901,801.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$152,619,230.08	$140,474,851.44
Pool Factor	0.1095499	0.1006949

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$14,426,949.99
Targeted Overcollateralization Amount	$14,426,949.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,426,949.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	45

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		73	$107,875.12
(Recoveries)		159	$114,581.93
Net Losses for Current Collection Period			$(6,706.81)
Cumulative Net Losses Last Collection Period			$11,928,834.48
Cumulative Net Losses for all Collection Periods			$11,922,127.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.05)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.10%	469	$4,806,924.39
61-90 Days Delinquent	0.28%	41	$436,980.20
91-120 Days Delinquent	0.07%	8	$111,823.89
Over 120 Days Delinquent	0.90%	119	$1,397,245.57
Total Delinquent Receivables	4.36%	637	$6,752,974.05

Repossession Inventory:
Repossessed in the Current Collection Period		15	$179,246.03
Total Repossessed Inventory		25	$344,706.37

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4508%
Preceding Collection Period			0.1668%
Current Collection Period			(0.0498)%
Three Month Average			0.1893%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8886%
Preceding Collection Period			0.8766%
Current Collection Period			0.8505%
Three Month Average			0.8719%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer